Prepaid expenses and other current assets	12 Months Ended
Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses and other current assets

NOTE 5 – PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31, 2024	December 31, 2023
Prepaid voyage costs	$5,574	$7,350
Inventories	32,793	37,566
Claims receivable	5,719	8,507
Other	16,808	7,913
Total prepaid expenses and other current assets	$60,894	$61,336

Inventories are comprised of bunkers, lubricants and stores remaining on board as of December 31, 2024 and 2023.

Claims receivable mainly represent claims against vessels' insurance underwriters in respect of damages arising from accidents or other insured risks, as well as claims under charter contracts.